Component of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense (benefit)
Federal tax benefit	$ (23)	$ (21)	$ (16)
State tax expense	141	200	95
Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012
Deferred tax expense	37,719	35,745	23,724
Income tax expense (benefit)	$ 37,837	$ 35,924	$ 23,803